Balance Sheets (USD $)	Jul. 31, 2012	Apr. 30, 2012
ASSETS
Cash	$ 12,530	$ 12,539
TOTAL ASSETS	12,530	12,539
LIABILITIES
Accounts payable	18,612	8,617
SHAREHOLDER’S EQUITY
Capital stock authorized: 200,000,000 common shares with a par value $0.001 Issued and outstanding: 3,500,000 common shares Capital stock	3,500	3,500
Additional paid-in capital	13,500	13,500
Deficit accumulated during the developmental stage	(23,082)	(13,078)
Total Stockholder's Equity	(6,082)	3,922
TOTAL LIABILITIES & SHAREHOLDER’S EQUITY	$ 12,530	$ 12,539